U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
1. Name and address of issuer:
                        Professionally Managed Portfolios
                               479 W. 22nd Street
                               New York, NY 10011
--------------------------------------------------------------------------------
2. Name of each series or class of funds for which this notice is filed:

                               Matrix Growth Fund
                               Matrix Emerging Growth Fund
--------------------------------------------------------------------------------
3. Investment Company Act File Number:            811-5037

   Securities Act File Number:                    33-12213

--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this notice is filed:

                                December 31, 1997
--------------------------------------------------------------------------------
4(b). |_| Check  box if  this  Form  is being  filed late  (i.e., more  than  90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------
4(c). |_| Check box if this is the last time the issuer will be filing this Form.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. Calculation of registration fee:
   (i)    Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):                      $2,407,586

   (ii)   Aggregate price of securities redeemed or
          Repurchased during the fiscal year:              $3,780,632

   (iii)  Aggregate price of securities redeemed or
          Repurchased during any prior fiscal year
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the Commission:     $0

   (iv)   Total available redemption credits (add Items
          5(ii) and 5(iii):                                          -$3,780,632

   (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                       $

   (vi)   Redemption credits available for use in future
          years -- if Item 5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:            $(1,373,046)
                                                            ----------
   (vii)  Multiplier for determining registration fee (See
          Instruction C.9):                                           x 0.000295
   (viii) Registration fee due [multiply Item 5(v) by Item
          5(vii)] (enter "0" if no fee is due):                       =$0
                                                                      ==========
--------------------------------------------------------------------------------
6. Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________

--------------------------------------------------------------------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                      +$
                                                                       ---------
--------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5
(viii) plus line 7]:
                                                                      =$   0
                                                                       ---------
--------------------------------------------------------------------------------
9. Date the registration fee and any interest was sent to the Commission's lockbox depository:

              Method of Delivery:
                                 |_|  Wire Transfer
                                 |_|  Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Eric M. Banhazl
                            -----------------------------
                            Eric M. Banhazl - Treasurer

Date: March 16,1998
     ----------------------
  * Please print the name and title of the signing officer below the signature.